Leases - Schedule of Finance Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finance lease
Computer equipment	¥ 118,997	$ 16,760	¥ 118,997
Accumulated depreciation	(69,040)	(9,724)	(46,127)
Computer equipment, net	49,957	7,036	72,870
Finance lease liabilities, current portion	¥ 18,586	$ 2,618	¥ 30,862
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities	Other liabilities
Finance lease liabilities	¥ 0	$ 0	¥ 16,507
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities	Other non-current liabilities	Other non-current liabilities
Total finance lease liabilities	¥ 18,586	$ 2,618	¥ 47,369